American Century Investments®
Quarterly Portfolio Holdings
Avantis® Real Estate ETF (AVRE)
November 30, 2024

Avantis Real Estate ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Data Center REITs — 9.0%
Digital Core REIT Management Pte. Ltd.	431,900	265,493
Digital Realty Trust, Inc.	96,707	18,924,593
Equinix, Inc.	29,989	29,433,604
Keppel DC REIT	552,400	916,727
		49,540,417
Diversified REITs — 7.0%
Abrdn Property Income Trust Ltd.	96,568	75,295
AEW U.K. REIT PLC	48,877	60,284
AKIS Gayrimenkul Yatirimi AS	414,840	84,829
Alarko Gayrimenkul Yatirim Ortakligi AS	104,111	59,515
Alexander & Baldwin, Inc.	21,930	431,582
Argosy Property Ltd.	133,605	86,594
Asce Gayrimenkul Yatirim Ortakligi AS	52,956	18,224
British Land Co. PLC	361,169	1,786,595
Broadstone Net Lease, Inc.	67,071	1,174,413
Centuria Capital Group	276,217	350,325
Charter Hall Group	196,735	2,022,055
Charter Hall Long Wale REIT	237,265	627,078
Custodian Property Income REIT PLC	165,502	170,206
D&D Platform REIT Co. Ltd.	117	233
Daiwa House REIT Investment Corp.	856	1,332,386
ESCON Japan REIT Investment Corp.	63	47,937
Essential Properties Realty Trust, Inc.	63,145	2,153,245
Fibra Uno Administracion SA de CV	1,094,985	1,139,097
Fuzul Gayrimenkul Yatirim Ortakligi AS(1)	38,231	25,569
GPT Group	796,763	2,478,151
Growthpoint Properties Ltd.	648,590	468,145
H&R Real Estate Investment Trust	60,397	428,372
Hankyu Hanshin REIT, Inc.	183	144,344
Heiwa Real Estate REIT, Inc.	401	314,267
Hulic Reit, Inc.	140	124,351
Is Gayrimenkul Yatirim Ortakligi AS(1)	335,646	192,262
KDX Realty Investment Corp.	1,549	1,525,083
Kiler Gayrimenkul Yatirim Ortakligi AS(1)	263,947	35,342
Land Securities Group PLC	254,484	1,951,715
Lar Espana Real Estate Socimi SA	3,786	33,013
LondonMetric Property PLC	849,228	2,095,321
Menivim- The New REIT Ltd.	202,702	111,206
Merlin Properties Socimi SA	96,766	1,061,404
Mirvac Group(2)	1,620,546	2,289,191
Mori Trust Reit, Inc.	993	404,119
Nomura Real Estate Master Fund, Inc.	1,472	1,394,261
NTT UD REIT Investment Corp.	509	386,345
Nurol Gayrimenkul Yatirim Ortakligi AS(1)	29,580	6,814
Ozak Gayrimenkul Yatirim Ortakligi(1)	262,087	97,066
Peker Gayrimenkul Yatirim Ortakligi AS(1)	33,908	4,377
Pera Yatirim Holding AS(1)	272,278	13,136
PowerGrid Infrastructure Investment Trust	292,562	299,971
PRO Real Estate Investment Trust	16	64

Redefine Properties Ltd.	1,619,192	408,464
Reit 1 Ltd.	121,218	624,888
SA Corporate Real Estate Ltd.	539,497	87,217
Schroder Real Estate Investment Trust Ltd.	160,239	101,787
Sekisui House Reit, Inc.	1,842	900,063
Servet Gayrimenkul Yatirim Ortakligi AS(1)	10,226	82,594
Shinhan Seobu T&D REIT Co. Ltd.	5,209	13,617
SK REITs Co. Ltd.	64,878	217,311
Star Asia Investment Corp.	620	209,236
Stockland	992,916	3,389,906
Stride Property Group	60,046	47,618
Tokaido REIT, Inc.	90	63,757
Tokyu REIT, Inc.	321	337,416
Torunlar Gayrimenkul Yatirim Ortakligi AS	116,895	195,106
Tosei REIT Investment Corp.	40	33,159
United Urban Investment Corp.(2)	1,091	995,438
WP Carey, Inc.	57,776	3,296,699
XYMAX REIT Investment Corp.	91	68,079
Ziraat Gayrimenkul Yatirim Ortakligi AS	328,122	124,753
		38,700,890
Health Care REITs — 9.2%
Aedifica SA	19,899	1,221,889
American Healthcare REIT, Inc.	1,481	44,149
Assura PLC	466,552	235,406
Care Reit PLC	104,487	108,704
CareTrust REIT, Inc.	47,259	1,407,846
Cofinimmo SA	13,288	796,592
Community Healthcare Trust, Inc.	7,085	133,906
First Real Estate Investment Trust	407,600	77,545
Health Care & Medical Investment Corp.	177	124,862
HealthCo REIT(2)	156,880	116,363
Healthpeak Properties, Inc.	214,501	4,716,877
LTC Properties, Inc.	15,118	583,404
National Health Investors, Inc.	16,302	1,249,548
Omega Healthcare Investors, Inc.	80,340	3,262,607
Parkway Life Real Estate Investment Trust	158,500	449,806
Primary Health Properties PLC	171	207
Sabra Health Care REIT, Inc.	44,725	837,699
Target Healthcare REIT PLC	122,536	131,008
Universal Health Realty Income Trust	373	15,737
Ventas, Inc.	135,408	8,675,590
Vital Healthcare Property Trust	102,212	112,621
Welltower, Inc.	188,924	26,105,518
		50,407,884
Hotel & Resort REITs — 2.3%
Akfen Gayrimenkul Yatirim Ortakligi AS(1)	875,935	56,599
Apple Hospitality REIT, Inc.	69,236	1,115,392
CapitaLand Ascott Trust	1,134,700	754,642
CDL Hospitality Trusts	300,200	191,680
DiamondRock Hospitality Co.	31,810	295,197
Far East Hospitality Trust	406,100	186,610
Frasers Hospitality Trust	197,700	61,946
Hoshino Resorts REIT, Inc.(2)	229	338,007
Host Hotels & Resorts, Inc.	213,325	3,929,447

Hotel Property Investments Ltd.	53,951	130,398
Ichigo Hotel REIT Investment Corp.	62	60,255
Invincible Investment Corp.	3,103	1,319,614
Japan Hotel REIT Investment Corp.	2,264	1,032,950
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(1)	28,389	24,694
Nippon Hotel & Residential Investment Corp.	50	22,150
Ryman Hospitality Properties, Inc.	17,558	2,058,500
Sunstone Hotel Investors, Inc.	76,211	819,268
Xenia Hotels & Resorts, Inc.	17,038	262,045
		12,659,394
Industrial REITs — 17.1%
AIMS APAC REIT	216,950	205,733
Americold Realty Trust, Inc.	88,144	2,103,116
CapitaLand Ascendas REIT	1,346,600	2,635,165
Centuria Industrial REIT	224,470	431,532
CRE Logistics REIT, Inc.	210	199,877
Dexus Industria REIT	61,944	108,813
Dream Industrial Real Estate Investment Trust	53,806	488,464
EastGroup Properties, Inc.	15,253	2,626,719
Equites Property Fund Ltd.	251,580	203,188
ESR Kendall Square REIT Co. Ltd.	106,177	366,100
ESR-LOGOS REIT	2,142,927	416,358
FIBRA Macquarie Mexico	379,260	594,705
First Industrial Realty Trust, Inc.	39,187	2,094,545
Frasers Logistics & Commercial Trust	1,083,100	735,832
GLP J-Reit	1,662	1,414,169
Goodman Group	747,696	18,563,213
Goodman Property Trust	429,741	530,041
Granite Real Estate Investment Trust	11,332	615,144
Industrial & Infrastructure Fund Investment Corp.	664	508,760
Innovative Industrial Properties, Inc.	10,697	1,166,187
Japan Logistics Fund, Inc.	327	577,000
LaSalle Logiport REIT	745	716,123
Lineage, Inc.	13,962	885,470
LXP Industrial Trust	102,113	954,757
Mapletree Industrial Trust	886,300	1,535,273
Mapletree Logistics Trust	1,248,400	1,192,861
Mitsubishi Estate Logistics REIT Investment Corp.	205	476,753
Mitsui Fudosan Logistics Park, Inc.	1,178	796,669
Montea NV	7,376	520,531
Nippon Prologis REIT, Inc.	805	1,269,656
Prologis Property Mexico SA de CV	576,025	1,725,591
Prologis, Inc.	276,088	32,241,557
Rexford Industrial Realty, Inc.	67,180	2,826,934
Reysas Gayrimenkul Yatirim Ortakligi AS(1)	186,375	80,220
Sabana Industrial Real Estate Investment Trust	38,400	10,185
Segro PLC	484,125	4,802,854
SOSiLA Logistics REIT, Inc.	256	183,453
STAG Industrial, Inc.	55,963	2,058,879
Terreno Realty Corp.	27,935	1,693,699
Tritax Big Box REIT PLC	799,309	1,413,013
Urban Logistics REIT PLC(2)	183,386	254,838
Warehouse REIT PLC	140,879	150,326
Warehouses De Pauw CVA(2)	73,778	1,632,441
		94,006,744

Multi-Family Residential REITs — 9.6%
Adra Gayrimenkul Yatirim Ortakligi AS(1)	27,001	24,507
Advance Residence Investment Corp.	542	1,068,942
Altarea SCA	2,418	245,959
AvalonBay Communities, Inc.	46,020	10,830,807
Boardwalk Real Estate Investment Trust	9,413	480,046
BSR Real Estate Investment Trust	11,043	145,920
Camden Property Trust	33,109	4,165,112
Canadian Apartment Properties REIT	31,708	1,038,400
Care Property Invest NV	16,945	219,289
Comforia Residential REIT, Inc.	299	576,256
Daiwa Securities Living Investments Corp.	756	459,129
Elme Communities	32,717	554,226
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	860,492	314,491
Empiric Student Property PLC	227,653	254,502
Equity Residential	126,476	9,695,650
Essex Property Trust, Inc.	21,428	6,652,537
European Residential Real Estate Investment Trust	13,000	35,284
Home Invest Belgium SA	4,738	79,359
Independence Realty Trust, Inc.	59,023	1,289,062
Ingenia Communities Group	160,730	531,539
InterRent Real Estate Investment Trust	26,589	206,817
Irish Residential Properties REIT PLC	263,304	253,435
Killam Apartment Real Estate Investment Trust	21,653	286,892
Mid-America Apartment Communities, Inc.	35,478	5,824,069
Minto Apartment Real Estate Investment Trust	7,546	79,554
Nippon Accommodations Fund, Inc.	238	923,419
UDR, Inc.	100,972	4,630,576
UNITE Group PLC	151,944	1,703,617
		52,569,396
Office REITs — 4.7%
Alexandria Real Estate Equities, Inc.	52,780	5,817,939
Allied Properties Real Estate Investment Trust	299	3,880
alstria office REIT-AG	20,659	152,487
AREIT, Inc.	289,810	197,080
Champion REIT	458,000	99,693
Cousins Properties, Inc.	2,954	93,760
Daiwa Office Investment Corp.	322	645,336
Derwent London PLC(2)	47,630	1,280,865
Dexus	374,547	1,781,928
Embassy Office Parks REIT	518,339	2,280,043
GDI Property Group Partnership	77,413	30,608
Gecina SA	32,542	3,278,003
Great Portland Estates PLC	165,927	638,066
Halk Gayrimenkul Yatirim Ortakligi AS	527,211	40,309
Japan Excellent, Inc.	444	347,901
Japan Prime Realty Investment Corp.	288	636,598
Japan Real Estate Investment Corp.	473	1,750,708
JR Global Reit	113,063	241,700
Keppel REIT	894,900	571,476
Mindspace Business Parks REIT	119,971	523,157
Mori Hills REIT Investment Corp.	568	474,262
NET Lease Office Properties(2)	24	786
Nippon Building Fund, Inc.	3,370	2,826,599

NSI NV	7,232	150,708
Orix JREIT, Inc.	1,036	1,154,409
Postal Realty Trust, Inc., Class A	4,432	62,801
Precinct Properties Group	414,405	295,703
Real Commercial REIT, Inc.	424,700	42,739
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	873,382	53,560
Workspace Group PLC(2)	43,357	311,081
		25,784,185
Other Specialized REITs — 5.6%
Arena REIT	166,279	449,541
Automotive Properties Real Estate Investment Trust	5,188	42,392
Charter Hall Social Infrastructure REIT	136,898	239,175
Four Corners Property Trust, Inc.	23,099	686,271
Gaming & Leisure Properties, Inc.	80,839	4,172,101
Iron Mountain, Inc.	90,852	11,235,667
Koramco Life Infra Reit Co. Ltd.	12,314	37,981
Lamar Advertising Co., Class A	26,810	3,593,076
Rural Funds Trust	127,501	155,662
VICI Properties, Inc.	320,183	10,441,168
		31,053,034
Retail REITs — 16.0%
AEON REIT Investment Corp.	565	476,265
Agree Realty Corp.	28,582	2,195,098
BWP Trust	233,324	516,697
CapitaLand Integrated Commercial Trust	2,294,566	3,360,063
Carmila SA	44,371	773,791
Charter Hall Retail REIT	217,580	488,415
Choice Properties Real Estate Investment Trust	66,596	664,985
Crombie Real Estate Investment Trust	17,489	179,631
CT Real Estate Investment Trust	21,996	241,790
Curbline Properties Corp.(1)	21,887	530,979
Eurocommercial Properties NV(2)	10,541	263,200
Federal Realty Investment Trust	25,535	2,978,658
First Capital Real Estate Investment Trust	40,185	514,924
Frasers Centrepoint Trust	377,200	599,960
Frontier Real Estate Investment Corp.	226	596,755
Fukuoka REIT Corp.	272	258,999
Getty Realty Corp.	14,661	482,054
Hamborner REIT AG	76,539	523,980
HMC Capital Ltd.	94,303	762,563
HomeCo Daily Needs REIT	655,508	536,260
Hyprop Investments Ltd.	86,897	215,696
IGB Real Estate Investment Trust	735,800	345,831
InvenTrust Properties Corp.	20,311	629,032
Japan Metropolitan Fund Invest	538	328,308
Kimco Realty Corp.	202,797	5,185,519
Kite Realty Group Trust	67,322	1,856,068
Klepierre SA	157,342	4,755,780
Lendlease Global Commercial REIT	588,654	246,380
Link REIT	996,628	4,359,397
LOTTE REIT Co. Ltd.	85,556	188,846
Mapletree Pan Asia Commercial Trust	781,200	717,129
Mercialys SA	84,283	932,753
NETSTREIT Corp.	21,415	347,137

Nexus Select Trust	14,921	25,452
NNN REIT, Inc.	56,064	2,465,695
Paragon REIT	534,500	343,140
Pavilion Real Estate Investment Trust	757,900	254,338
Phillips Edison & Co., Inc.	37,055	1,463,673
Primaris Real Estate Investment Trust	18,085	208,228
Realty Income Corp.	266,677	15,437,932
Regency Centers Corp.	54,936	4,152,612
Region RE Ltd.	431,376	618,580
Resilient REIT Ltd.	75,016	245,617
Retail Estates NV	4,716	293,150
RioCan Real Estate Investment Trust	56,882	772,349
Sasseur Real Estate Investment Trust	145,400	76,034
Shaftesbury Capital PLC	585,340	1,018,346
Simon Property Group, Inc.	95,625	17,556,750
SITE Centers Corp.	10,941	169,804
SmartCentres Real Estate Investment Trust	27,521	505,385
Starhill Global REIT	471,400	176,017
Supermarket Income REIT PLC	409,692	372,591
Tanger, Inc.	32,827	1,213,614
Unibail-Rodamco-Westfield	6,771	554,997
Vastned Retail NV	1	26
Vicinity Ltd.	1,540,096	2,174,278
Vukile Property Fund Ltd.	294,318	299,333
Waypoint REIT Ltd.	279,456	458,578
Wereldhave NV	9,483	139,138
		88,048,600
Self Storage REITs — 6.5%
Big Yellow Group PLC	76,733	1,044,625
CubeSmart	68,440	3,391,886
Extra Space Storage, Inc.	67,747	11,582,027
National Storage REIT	551,885	902,361
Public Storage	49,484	17,222,906
Safestore Holdings PLC	77,496	734,345
Shurgard Self Storage Ltd.	12,800	523,127
Stor-Age Property REIT Ltd.(2)	87,347	73,989
		35,475,266
Single-Family Residential REITs — 3.4%
American Homes 4 Rent, Class A	96,712	3,703,102
Equity LifeStyle Properties, Inc.	52,055	3,713,083
Flagship Communities REIT	784	12,466
Invitation Homes, Inc.	175,976	6,027,178
PRS REIT PLC	202,838	268,321
Sun Communities, Inc.	37,686	4,760,872
UMH Properties, Inc.	23,045	442,464
		18,927,486
Telecom Tower REITs — 9.3%
American Tower Corp.	143,313	29,952,417
Crown Castle, Inc.	130,282	13,842,462
SBA Communications Corp.	31,440	7,113,300
		50,908,179
TOTAL COMMON STOCKS (Cost $521,423,273)		548,081,475
RIGHTS — 0.0%
Other Specialized REITs — 0.0%
Keppel DC REIT(1) (Cost $—)	47,506	6,739

SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	336,587	336,587
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,274,201	2,274,201
TOTAL SHORT-TERM INVESTMENTS (Cost $2,610,788)		2,610,788
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $524,034,061)		550,699,002
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,173,937)
TOTAL NET ASSETS — 100.0%		$549,525,065

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,294,548. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,428,877, which includes securities collateral of $154,676.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$48,358,197	$1,182,220	—
Diversified REITs	7,055,939	31,644,951	—
Health Care REITs	47,032,881	3,375,003	—
Hotel & Resort REITs	8,479,849	4,179,545	—
Industrial REITs	48,651,863	45,354,881	—
Multi-Family Residential REITs	43,642,039	8,927,357	—
Office REITs	5,975,286	19,808,899	—
Other Specialized REITs	30,128,283	924,751	—
Retail REITs	56,664,625	31,383,975	—
Self Storage REITs	32,196,819	3,278,447	—
Single-Family Residential REITs	18,646,699	280,787	—
Other REITs	50,908,179	—	—
Rights	—	6,739	—
Short-Term Investments	2,610,788	—	—
	$400,351,447	$150,347,555	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.